Debt (Schedule Of Long-Term Debt Instruments) (Details) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 4.70% Senior notes due 2021 [Member]	Dec. 31, 2013 6.875% Senior notes due 2020 [Member]	Dec. 31, 2013 3.25% Senior notes due 2016 [Member]	Dec. 31, 2013 8.50% Senior notes due 2019 [Member]	Dec. 31, 2013 7.875% Senior notes due 2040 [Member]	Dec. 31, 2013 7.20% Debentures due 2027 [Member]	Dec. 31, 2013 4.33% MARAD bonds due 2016 [Member]	Dec. 31, 2013 6.36% MARAD bonds due 2015 [Member]	Dec. 31, 2013 4.65% MARAD bonds due 2020 [Member]	Dec. 31, 2013 Reported Value Measurement [Member]	Dec. 31, 2012 Reported Value Measurement [Member]	Dec. 31, 2013 Reported Value Measurement [Member] 4.70% Senior notes due 2021 [Member]	Dec. 31, 2012 Reported Value Measurement [Member] 4.70% Senior notes due 2021 [Member]	Dec. 31, 2013 Reported Value Measurement [Member] 6.875% Senior notes due 2020 [Member]	Dec. 31, 2012 Reported Value Measurement [Member] 6.875% Senior notes due 2020 [Member]	Dec. 31, 2013 Reported Value Measurement [Member] 3.25% Senior notes due 2016 [Member]	Dec. 31, 2012 Reported Value Measurement [Member] 3.25% Senior notes due 2016 [Member]	Dec. 31, 2013 Reported Value Measurement [Member] 8.50% Senior notes due 2019 [Member]	Dec. 31, 2012 Reported Value Measurement [Member] 8.50% Senior notes due 2019 [Member]	Dec. 31, 2013 Reported Value Measurement [Member] 7.875% Senior notes due 2040 [Member]	Dec. 31, 2012 Reported Value Measurement [Member] 7.875% Senior notes due 2040 [Member]	Dec. 31, 2013 Reported Value Measurement [Member] 7.20% Debentures due 2027 [Member]	Dec. 31, 2012 Reported Value Measurement [Member] 7.20% Debentures due 2027 [Member]	Dec. 31, 2013 Reported Value Measurement [Member] 4.33% MARAD bonds due 2016 [Member]	Dec. 31, 2012 Reported Value Measurement [Member] 4.33% MARAD bonds due 2016 [Member]	Dec. 31, 2013 Reported Value Measurement [Member] 6.36% MARAD bonds due 2015 [Member]	Dec. 31, 2012 Reported Value Measurement [Member] 6.36% MARAD bonds due 2015 [Member]	Dec. 31, 2013 Reported Value Measurement [Member] 4.65% MARAD bonds due 2020 [Member]	Dec. 31, 2012 Reported Value Measurement [Member] 4.65% MARAD bonds due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Fair Value Disclosure												$ 4,766.4	$ 4,845.9	$ 1,477.2	$ 1,474.7	$ 1,024.8	$ 1,040.6	$ 996.5	$ 995.1	$ 600.5	$ 616.4	$ 382.6	$ 383.8	$ 149.1	$ 149.0	$ 78.9	$ 112.3	$ 25.3	$ 38.0	$ 31.5	$ 36.0
Total	4,766.4	4,845.9
Debt, Current	(47.5)	(47.5)								12.7
Total long-term debt	$ 4,718.9	$ 4,798.4
Debt instrument interest rate stated percentage			4.70%	6.875%	3.25%	8.50%	7.875%	7.20%	4.33%	6.36%	4.65%
Debt instrument maturity period			2021	2020	2016	2019	2040	2027	2016	2015	2020